THE LOU HOLLAND TRUST
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606


April 29, 2005


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filing Desk

        Re: The Lou Holland Trust
            Post-Effective Amendment No. 15 to Registration Statement on
            Form N-1A
            File Nos. 333-00935; 811-7533

Commissioners:

         Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933 is the above-referenced post-effective amendment for The Lou Holland Trust ("Registrant"). This filing relates to the Lou Holland Growth Fund (the "Fund"), currently the only series of shares being offered by Registrant.

         The post-effective amendment is being filed for the purpose of making changes in the registration statement in response to staff comments communicated on April 15, 2005, by Mr. Chad Eskildsen of the Commission's Division of Investment Management to Edmund Zaharewicz of Jorden Burt LLP, on behalf of Registrant. Other changes have been made to update certain information required to be updated annually.

         Set forth below is each staff comment followed by Registrant's response. All page references are to pages in the above-referenced amendment unless the context otherwise requires.

         COMMENT 1

         Re Prospectus, p. 4, under the heading "Investment Objective"--

         With reference to Form N-1A, Item 4(a), if applicable, state in the Prospectus that the Fund's investment objectives may be changed without shareholder approval.

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Securities and Exchange Commission
April 29, 2005

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         RESPONSE

         No change was made, as the Fund is of the view that its investment objectives may not be changed without shareholder approval.

         COMMENT 2

         Re Prospectus, p. 4, under the heading "Principal Investment Strategies"--

         State the current ranges of market capitalizations of the companies included in the S&P 400 Mid-Cap Index and the Russell 1000 Index.

         RESPONSE

         The referenced disclosure was revised consistent with the staff's comment.

         COMMENT 3

         Re Prospectus, p. 8, under the heading "Fee Table and Expense
Example"--

         Net total operating expenses should not be included in the fee table unless the Investment Manager has contractually agreed to waive its fees or reimburse other Fund expenses.

         RESPONSE

         No change was made. This is to confirm that the Investment Manager has contractually agreed to waive its fees and reimburse other Fund expenses, as currently disclosed in the Prospectus. The Fund will going forward clarify in the notes to its financial statements that the applicable waiver/reimbursement is contractual, not voluntary.

         COMMENT 4

         Re Prospectus, p. 9, under the heading "Example of Expenses You Would Pay as a Shareholder of the Growth Fund"--

         The hypothetical shareholder expenses contained in the Example may be shown based on Fund operating expenses either before or after waivers and reimbursements, but not both. Moreover, in general, the expenses shown in the Example may only be shown after waivers and reimbursements if the waiver and reimbursements are contractual.

         RESPONSE

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Securities and Exchange Commission
April 29, 2005

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         As discussed with the staff, since the Investment Manager has contractually agreed to waive its fees and reimburse other Fund expenses, which agreement may be terminated only by Registrant's Board of Trustees, the Example was revised to show shareholder costs based on Fund expenses after waivers and reimbursements. A footnote to the Example explains that these costs would be significantly higher if the applicable contractual waivers and reimbursements were not in effect.

         COMMENT 5

         Re Prospectus, p. 13, under the heading "Share Price"--

         With reference to Form N-1A, Item 6(a)(1), provide in the Prospectus a brief explanation of the circumstances under which the Fund will use fair value pricing and the effect of using fair value pricing.

         RESPONSE

         The referenced disclosure was revised to further clarify the circumstances under which the Fund will use fair value pricing and the effect of using fair value pricing.

         COMMENT 6

         Re Prospectus, p. 13, under the heading "Policy Regarding Excessive Short-Term Trading"--

         Indicate whether the Fund's policy regarding excessive short-term trading applies to all investors uniformly, and if not, describe the circumstances under which any exception would apply.

         RESPONSE

         The referenced disclosed was revised to clarify that the Fund's excessive short-term trading policies and procedures apply to all investors, and that no exceptions are made.

         COMMENT 7

         Re Prospectus, p. 22, under the sub-heading "Portfolio Managers"--

         Indicate the length of service for each portfolio manager named in the Prospectus.

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Securities and Exchange Commission
April 29, 2005

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         RESPONSE

         The referenced disclosure was revised consistent with the staff's comment.

         COMMENT 8

         Re Statement of Additional Information, p. 3, paragraph 16 concerning "Concentration" under the heading "Investment Restrictions"--

         Clarify the meaning of the term "cash items" in the statement that the Fund will not "Invest 25% or more of the value of its total assets in any one industry, except that the Growth Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements."

         RESPONSE

         As discussed with the staff, disclosure was added to the effect that for purposes of this restriction, the Fund will not consider "cash items" to include certificates of deposit or other bank obligations.

         COMMENT 9

         Re Statement of Additional Information, p. 17, under the heading "Compensation of Holland Management Portfolio Managers"--

         a. Clarify how the portfolio managers' "based pay" is determined.

         b. Clarify the meaning of the term "High Quality Growth Equity product," as used in reference to the determination of annual cash bonuses for the portfolio managers.

         c. Clarify that the compensation disclosure applies in respect of the persons named as portfolio managers in the Prospectus.

         RESPONSE

         The disclosure was revised in response to each of the staff's comments. In addition, the disclosure regarding firm portfolio managers who are not also firm partners was removed as being not applicable. Each of the Fund's portfolio managers is also a firm partner.

         COMMENT 10

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Securities and Exchange Commission
April 29, 2005

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         Add the standard "Tandy" representations in EDGAR correspondence.

         RESPONSE

         As requested by Mr. Eskildsen of the Commission's Division of Investment Management, Registrant hereby acknowledges as follows:

o Registrant is responsible for the adequacy and accuracy of the disclosure in the filing, and staff comments or changes to the disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

o Registrant may not assert this action as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States, except to the extent otherwise legally permissible.

         If you have any question, please contact me at (312) 553-4844 or Ed Zaharewicz of Jorden Burt LLP at (305) 347-6932.

/s/ Susan M. Chamberlain

Susan M. Chamberlain
Chief Compliance Officer

cc:      Chad D. Eskildsen
         SEC Division of Investment Management

         Edmund J. Zaharewicz, Esq.
         Jorden Burt LLP